Putnam Investments

100 Federal Street

Boston, MA 02110

October 3, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam ETF Trust (Reg. No. 333-253222) (811-23643) (the “Trust”), on behalf of its Putnam BDC Income ETF, Putnam BioRevolutionTM ETF and Putnam Emerging Markets ex-China ETF (the “Funds”)

Post-Effective Amendment No. 9 to Registration Statement on Form N-1A,

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus of Putnam BDC Income ETF, Putnam BioRevolutionTM ETF and Putnam Emerging Markets ex-China ETF, and Statements of Additional Information of Putnam BioRevolutionTM ETF and Putnam Emerging Markets ex-China ETF that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 28, 2022.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 2577.

Very truly yours,

Putnam ETF Trust

/s/ Aaron Cooper

By:	_______________________________________

Aaron Cooper

President, Principal Executive Officer and Trustee

cc:  Stephanie Capistron, Esq.

Dechert LLP